Taxes (Details 3) $ in Thousands	Aug. 31, 2021 USD ($)
2026	$ 1,356
2027	1,100
2028	1,198
2029	1,559
2030	1,131
2031	1,885
2032	1,978
2033	1,864
2034	1,740
2035	1,572
2036	1,625
2037	2,272
2038	2,960
2039	2,309
2040	5,819
2041	728
Non Capital Losses	$ 31,096